                          MARTIN CURRIE BUSINESS TRUST
                          GLOBAL EMERGING MARKETS FUND








                                   SEMI-ANNUAL

                                OCTOBER 31, 1997

                                   (UNAUDITED)

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

 OBJECTIVE         Long-term capital appreciation through active management of a diversified portfolio of equities in countries with emerging markets and developing economies.

 LAUNCH DATE       February 14, 1997

 FUND SIZE         $45.4m

 PERFORMANCE       Total return from May 1, 1997 through October 31, 1997
                   - MCBT - Global Emerging Markets Fund
                     (excluding  all transaction fees)                     -9.8%
                   - MCBT - Global Emerging Markets Fund
                     (including  all transaction fees)                    -11.6%
                   - Morgan Stanley Capital International -
                     Emerging Markets Free Index                          -17.5%

                   Total return from February 14, 1997 through October 31, 1997

                   - MCBT - Global Emerging Markets Fund
                     (excluding all transaction fees)                      -9.6%

                   - MCBT - Global Emerging Markets Fund
                     (including all transaction fees)                     -11.4%

                   - Morgan Stanley Capital International  -
                     Emerging Markets Free Index                          -19.6%
                     (from March 1, 1997 through October 31, 1997)


 PORTFOLIO         A committed, disciplined approach to emerging markets remains
 COMMENTS          our guiding principle.  This means investing only where we see a long term investment case. And as recent events in Asia have proved, selectivity has never been more important.

                   Latin America remains our largest position, although Brazil's fall has affected our performance. Even so, the region as a whole continues to respond positively to low inflation and falling interest rates. Mexico, up 5.4% over the period, has held up well. Growth in regional economies is accelerating and governments are deregulating.

                   We remain positive on the outlook for the EMEA markets (Europe, Middle East and Africa). The main element in our weighting to this region is our exposure to the Middle East. The gradual deregulation of markets like EGYPT, JORDAN and the LEBANON is creating investment opportunities in areas previously closed to us. Our exposure in Central Europe is limited to HUNGARY and RUSSIA, where we identify earnings growth and economic transformation. Kenya presents long term potential with exceptionally low valuations - although the market is very volatile.

                   Asia's crisis has worsened over the period, and we have responded by cutting our weightings. Our emphasis is now on CHINA and INDIA. Reforms in India and the freeing up of the Chinese economy and stock market open many opportunities.

                   OUTLOOK

                   We continue to believe that the US presents a benign background. Steady growth and low inflation there provide excellent support for developing markets. But Asia has mountains to climb. In Latin America, by contrast, the future looks positive. Economic resurgence is being met with a new corporate and political ideology. Our strategy does and will continue to emphasise this, favouring Mexico in particular. Our commitment to Asia will remain low and focus on opportunities in China and India. Elsewhere, we will maintain a portfolio in Egypt, Russia and selected investments in Africa.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1997 (Unaudited)


 INVESTMENT        All funds are managed on a team basis with a named director
 MANAGER PROFILE   heading each team.

                   James Fairweather, Chief Investment Officer, oversees the management of the MCBT Global Emerging Markets Fund. The Fund is managed by Tristan Clube.

                   Tristan who graduated from Christ Church, Oxford with a degree in Earth Sciences, gained a PhD in Geophysics from Edinburgh University in 1985 and was awarded a Royal Society Fellowship to pursue scientific interests at a research institute in France. Tristan joined Martin Currie's Far East team in 1987, was appointed Director of Martin Currie Investment Management Ltd. in 1991, and became head of the Pacific Basin team in 1993. He was appointed head of the Emerging Markets team in 1995.

                   The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

 ASSET ALLOCATION
 (% of net assets)

[CHART]

Africa               10%
Europe                7%
Latin America        38%
Middle East           8%
Pacific Basin        13%
Other Areas          15%
ST Investment         6%
Other Net Assets      3%


LARGEST HOLDINGS
BY REGION/COUNTRY                                            % OF NET ASSETS
     LATIN AMERICA

     Compania de Telefonos de Chile, ADR  (Chile)                    3.7
     Telefonos de Mexico, ADR             (Mexico)                   2.9
     Telebras, ADR                        (Brazil)                   1.9

     OTHER AREAS

     East Europe Development Fund         (Investment Companies)     3.5
     Taiwan Opportunities Fund            (Investment Companies)     1.9
     Brunswick Russian Growth Fund        (Investment Companies)     1.7
     Indian Opportunities Fund            (Investment Companies)     1.6

     PACIFIC BASIN

     Guangdong Kelon Electrical           (China)                    1.8

     MIDDLE EAST

     MISR International Bank SAE, GDR     (Egypt)                    1.3

     EUROPE

     Hellenic Technodomiki, GDR           (Greece)                   1.3

     AFRICA

     Sasol                                (South Africa)             1.2

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                            SHARES      VALUE
                                                            ------      -----
COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS - 90.8%
AFRICA - 9.7%
  KENYA - 0.5%
     FIRESTONE EAST AFRICA                                 500,000  $   167,916
     KENYA AIRWAYS                                         600,000       67,948
                                                                    -----------
       TOTAL KENYA - (COST $396,545)                                    235,864
                                                                    -----------
  MAURITIUS - 0.6%
     MAURITIUS COMMERCIAL BANK                              61,776      273,989
                                                                    -----------
       TOTAL MAURITIUS - (COST $267,510)                                273,989
                                                                    -----------

  SOUTH AFRICA - 7.2%
     ANGLO AMERICAN CORPORATION                              6,400      276,613
     BILLITON, PLC *                                       114,000      334,005
     ELLERINE HOLDINGS LIMITED                              20,000      151,688
     GENCOR LIMITED                                         22,800       51,167
     LIBERTY LIFE ASSOCIATION OF AFRICA                     15,000      374,026
     NAMPAK LIMITED                                        159,000      495,584
     NEW CLICKS HOLDINGS                                   290,000      379,636
     PERSETEL Q DATA HOLDINGS LIMITED                       40,686      255,741
     SASOL                                                  44,000      530,286
     SOUTH AFRICAN BREWERIES LIMITED                        16,000      425,558
                                                                    -----------
       TOTAL SOUTH AFRICA - (COST $3,628,782)                         3,274,304
                                                                    -----------

  ZIMBABWE - 1.4%
     MEIKLES AFRICA LIMITED                                120,000      240,000
     NMBZ HOLDINGS                                          60,000      140,400
     TRANS ZAMBEZI INDUSTRIES                              375,000      228,165
                                                                    -----------
       TOTAL ZIMBABWE - (COST $677,337)                                 608,565
                                                                    -----------

TOTAL AFRICA - (COST  $4,970,174)                                     4,392,722
                                                                    -----------
EUROPE - 7.5%
  GERMANY - 0.8%
     UNIFIED ENERGY SYSTEMS *                               11,000      350,969
                                                                    -----------
       TOTAL GERMANY - (COST $479,416)                                  350,969
                                                                    -----------

  GREECE - 2.5%
     ALPHA CREDIT BANK                                       8,200      541,760
     HELLENIC TECHNODOMIKI, GDR                             61,900      585,433
                                                                    -----------
       TOTAL GREECE - (COST $1,122,593)                               1,127,193
                                                                    -----------

   HUNGARY - 3.3%
      GEDEON RICHTER, GDR                                    5,700      528,675
      GRABOPLAST TEXTILE                                     8,300      448,106
      MAGYAR OLAJ-ES GAZIPARI RT., GDS                      18,000      390,600
      OTP BANK, GDR *                                        5,000      152,000
                                                                    -----------
       TOTAL HUNGARY - (COST $1,285,521)                              1,519,381
                                                                    -----------


See notes to financial statements

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                             SHARES      VALUE
                                                             ------      -----
EUROPE - CONTINUED
  RUSSIA - 0.9%
     LUKOIL HOLDING, ADR                                     4,700 $    406,503
                                                                    -----------
       TOTAL RUSSIA - (COST $299,625)                                   406,503
                                                                    -----------

TOTAL EUROPE - (COST  $3,187,155)                                     3,404,046
                                                                    -----------

LATIN AMERICA - 37.5%
  ARGENTINA - 5.4%
     BANCO DE GALICIA, ADR                                  20,000      484,687
     PEREZ COMPANC, ADR                                     45,000      556,875
     TELEFONICA DE ARGENTINA, ADR                           20,000      562,500
     YPF SOCIEDAD ANONIMA, ADR                              26,500      848,000
                                                                    -----------
       TOTAL ARGENTINA - (COST $2,831,129)                             2,452,062
                                                                    -----------
  BRAZIL - 12.6%
     CEMIG, ADR                                             21,800      850,200
     COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR              30,000      555,000
     ELETROBRAS, ADR                                        37,000      814,000
     ERICSSON TELECOMUNICACOES                          11,500,000      339,018
     LIGHT SERVICOS DE ELETRICIDADE                      1,189,176      394,792
     PETROBRAS PETROLEO BRASIL                           3,516,383      653,870
     TELEBRAS, ADR                                           8,700      883,050
     TELEC DO RIO JANEIRO                                4,062,404      386,913
     TELEC DO RIO JANEIRO, RIGHTS, 11/12/97 *              157,515        2,143
     TELECOMUNICACOES DE SAO PAULO                       3,227,938      843,255
     TELECOMUNICACOES DE SAO PAULO,RIGHTS, 11/12/97 *      107,934           73
                                                                    -----------
       TOTAL BRAZIL - (COST $6,603,906)                               5,722,314
                                                                    -----------

  CHILE - 6.0%
     BANCO SANTANDER CHILE, ADR                             39,000      507,000
     COMPANIA DE TELEFONOS DE CHILE, ADR                    60,000    1,665,000
     ENERSIS, ADR                                           17,000      561,000
                                                                    -----------
       TOTAL CHILE - (COST $3,007,645)                                2,733,000
                                                                    -----------
  MEXICO - 12.0%
     APASCO SA DE CV                                        66,000      401,431
     CIFRA SA DE CV, CL A                                   37,051       67,960
     CIFRA SA DE CV, CL B                                   52,607      104,649
     CORPORACION GEO, SERIES B *                           140,000      754,681
     EMPRESAS ICA SOCIEDAD, ADR                             45,000      599,063
     GRUPO FINANCIERO BANAMEX, CL B *                      210,000      415,742
     PEPSI-GEMEX, GDR                                       43,000      585,875
     TELEFONOS DE MEXICO, ADR                               30,000    1,297,500
     TUBOS DE ACERO DE MEXICO, ADR *                        35,000      706,563
     TV AZTECA SA DE CV, ADR *                              27,000      516,375
                                                                    -----------
       TOTAL MEXICO - (COST $5,855,016)                               5,449,839
                                                                    -----------


See notes to financial statements

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                             SHARES      VALUE
                                                             ------      -----
LATIN AMERICA - CONTINUED
  VENEZUELA - 1.5%
     COMPANIA ANONIMA NACIONAL TELEFONOS, ADR, CL D *       15,000 $    656,250
                                                                    -----------
       TOTAL VENEZUELA - (COST $469,220)                                656,250
                                                                    -----------

TOTAL LATIN AMERICA - (COST  $18,766,916)                            17,013,465
                                                                    -----------

MIDDLE EAST - 7.8%
  EGYPT - 4.5%
     AL-AHRAM BEVERAGES, GDR *                              17,500      481,250
     COMMERCIAL INTERNATIONAL BANK, GDR                     25,000      540,750
     MISR INTERNATIONAL BANK SAE, GDR *                     37,900      611,327
     NORTH CAIRO MILLS                                       9,100      395,827
                                                                    -----------
       TOTAL EGYPT - (COST $1,936,396)                                2,029,154
                                                                    -----------

   ISRAEL - 3.3%
     ECI TELECOMMUNICATIONS                                 17,000      469,625
     TADIRAN TELECOMMUNICATIONS                             27,000      610,875
     TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR             9,500      444,125
                                                                    -----------
       TOTAL ISRAEL - (COST $1,433,934)                               1,524,625
                                                                    -----------

TOTAL MIDDLE EAST - (COST  $3,370,330)                                3,553,779
                                                                    -----------

PACIFIC BASIN - 13.1%
  CHINA - 4.0%
     GUANGDONG KELON ELECTRICAL                            650,000      823,902
     QINGLING MOTORS                                       900,000      587,855
     TINGYI HOLDINGS                                     2,400,000      403,544
                                                                    -----------
       TOTAL CHINA - (COST $1,542,931)                                1,815,301
                                                                    -----------

  HONG KONG - 1.8%
     ANGANG NEW STEEL LIMITED                            1,000,000      221,173
     CHINA SOUTHERN AIRLINES                               205,000       90,813
     CITIC PACIFIC                                         105,000      502,490
                                                                    -----------
       TOTAL HONG KONG - (COST $852,398)                                814,476
                                                                    -----------

   INDONESIA - 4.7%
     GULF INDONESIA RESOURCES LIMITED *                     13,984      293,664
     HANJAYA MANDALA SAMPOERNA                             135,000      234,986
     INDAH KIAT PULP & PAPER                             1,050,000      400,486
     KALBE FARMA                                           470,000      286,824
     LIPPO BANK                                            880,000      244,105
     LIPPO LIFE INSURANCE                                1,189,000      156,664
     TELEKOMUNIKASI INDONESIA                              550,000      511,096
                                                                    -----------
       TOTAL INDONESIA - (COST $4,212,733)                            2,127,825
                                                                    -----------


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                             SHARES      VALUE
                                                             ------      -----
PACIFIC BASIN - CONTINUED
  PHILIPPINES - 2.6%
     BELLE CORPORATION *                                 3,400,000 $    306,911
     BELLE CORPORATION, WARRANTS *                         680,000           85
     FILINVEST LAND                                      2,650,000      239,210
     METRO BANK & TRUST                                     48,000      331,735
     METRO PACIFIC                                       4,389,000      292,187
                                                                    -----------
       TOTAL PHILIPPINES - (COST $3,169,267)                          1,170,128
                                                                    -----------

TOTAL PACIFIC BASIN - (COST  $9,777,329)                              5,927,730
                                                                    -----------

OTHER AREAS - 15.2%
  INDIA - 4.5%
     HINDALCO INDUSTRIES LIMITED, GDR                       13,600      393,040
     RANBAXY LABORATORIES, GDR                              16,000      364,800
     RELIANCE INDUSTRIES LIMITED, GDR                       18,000      378,000
     TATA ELECTRIC COMPANIES, GDR                            1,410      331,350
     VIDESH SANCHAR NIGAM LIMITED, GDR (c)*                 44,000      607,200
                                                                    -----------
       TOTAL INDIA - (COST $2,343,655)                                2,074,390
                                                                    -----------
  SRI LANKA - 1.1%
     NATIONAL DEVELOPMENT BANK                             125,000      501,882
                                                                    -----------
       TOTAL SRI LANKA - (COST $556,828)                                501,882
                                                                    -----------

  INVESTMENT COMPANIES - 9.6%
     BRUNSWICK RUSSIAN GROWTH FUND *                         2,279      781,819
     EAST EUROPE DEVELOPMENT FUND *                         25,000    1,581,835
     INDIAN OPPORTUNITIES FUND (a)*                         70,000      709,800
     NEAR EAST OPPORTUNITIES FUND (b)*                      25,000      432,750
     TAIWAN OPPORTUNITIES FUND (b)*                         65,000      841,750
                                                                    -----------
       TOTAL INVESTMENT COMPANIES - (COST $3,799,750)                 4,347,954
                                                                    -----------

TOTAL OTHER AREAS - (COST  $6,700,233)                                6,924,226
                                                                    -----------

COMMON AND PREFERRED STOCKS,
RIGHTS, AND WARRANTS - (COST  $46,772,137)+                          41,215,968
                                                                    -----------

                                                         PRINCIPAL
                                                            AMOUNT
SHORT TERM INVESTMENT - 6.4%                                ------
     STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
       5.15%, 11/03/1997 (d)                          $  2,878,000    2,878,000
                                                                    -----------

TOTAL SHORT TERM INVESTMENT - (COST  $2,878,000)                      2,878,000
                                                                    -----------

TOTAL INVESTMENTS - (COST  $49,650,137) - 97.2%                      44,093,968
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 2.8%           1,283,374
                                                                    -----------
NET ASSETS - 100.0%                                                $ 45,377,342
                                                                    -----------
                                                                    -----------


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

*    Non-income producing security.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Indian Opportunities Fund, Near East Opportunities and Taiwan Opportunities Funds.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $607,200 or 1.3% of net assets.
(d) The repurchase agreement, dated 10/31/97, $2,878,000 par, due 11/03/97, is collateralized by United States Treasury Notes, 5.875%, due 8/31/99, with a market value of $2,940,534.

 + Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Air Travel 0.3%, Automobiles 1.3%, Banks 9.5%, Brewery 0.9%, Building Construction 1.3%, Cement 0.9%, Computers 0.6%, Conglomerates 1.8%, Construction & Building Materials 1.6%, Construction & Mining Equipment 1.3%, Containers & Glass 1.1%, Diversified 3.3%, Drugs & Health Care 3.6%, Electric Utilities 7.3%, Financial Services 1.5%, Food & Beverages 4.5%, Hotels & Restaurants 0.5%, Household Appliances & Home Furnishings 1.8%, Insurance 1.2%, Investment Companies 9.6%, Manufacturing 2.7%, Metals 1.4%, Mining 0.8%, Miscellaneous 0.9%, Oil & Gas 6.9%, Paper 0.9%, Real Estate 1.2%, Retail 0.3%, Retail Trade 0.4%, Telecommunication 5.8%, Telecommunications Equipment 3.1%, Telecommunications Services 7.5%, Telephone 4.1%, Tires & Rubber 0.4%, Tobacco 0.5%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.
GDS  Global Depositary Shares.


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (Unaudited)

ASSETS
 Investments in securities, at value (cost $46,772,137) (Note B)    $41,215,968
 Investments in repurchase agreements, at value (Note B)              2,878,000
                                                                    -----------
    Total Investments                                                44,093,968
 Cash                                                                       951
 Foreign currency, at value (cost $742,997) (Note B)                    741,349
 Receivable for investments sold                                      1,344,748
 Receivable for foreign currency sold                                       342
 Dividend and interest receivable                                        22,670
 Prepaid insurance                                                        2,125
 Foreign tax reclaims receivable                                            233
 Deferred organization expenses (Note B)                                 10,898
                                                                    -----------
    TOTAL ASSETS                                                     46,217,284
                                                                    -----------
LIABILITIES
 Payable for investments purchased                                      700,684
 Management fee payable (Note C)                                        103,405
 Administration fee payable (Note C)                                      5,022
 Trustees fees payable (Note C)                                             333
 Accrued expenses and other liabilities                                  30,498
                                                                    -----------
    TOTAL LIABILITIES                                                   839,942
                                                                    -----------
TOTAL NET ASSETS                                                    $45,377,342
                                                                    -----------
                                                                    -----------
COMPOSITION OF NET ASSETS:
 Paid-in-capital                                                    $50,200,000
 Undistributed net investment income                                    428,568
 Accumulated net realized loss on investment and foreign currency
 transactions                                                           306,663
 Net unrealized depreciation on investment and foreign currency
 transactions                                                        (5,557,889)
                                                                    -----------
TOTAL NET ASSETS                                                    $45,377,342
                                                                    -----------
                                                                    -----------
NET ASSET VALUE PER SHARE                                           $      9.04
($45,377,342 / 5,019,002 shares of beneficial interest outstanding) -----------
                                                                    -----------



See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)

INVESTMENT INCOME
 Interest income                                                    $    23,076
 Dividend income                                                        483,400
 Foreign taxes withheld                                                 (31,557)
                                                                    -----------
   TOTAL INVESTMENT INCOME                                              474,919
                                                                    -----------
EXPENSES
 Management fee (Note C)                                                203,493
 Custodian fee                                                           67,748
 Administration fee (Note C)                                             24,408
 Audit fee                                                               12,602
 Legal fees                                                               2,950
 Transfer agent fee                                                       3,226
 Trustees fees (Note C)                                                     930
 Amortization of deferred organization expenses                           1,284
 Miscellaneous expenses                                                   5,485
                                                                    -----------
   TOTAL EXPENSES                                                       322,126
                                                                    -----------
NET INVESTMENT INCOME                                                   152,793
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
 Net realized gain on investments                                       323,015
 Net realized loss on foreign currency transactions                     (22,036)
 Net unrealized appreciation (depreciation) on:
   Investments                                                       (5,370,769)
   Foreign currency transactions                                         (1,517)
                                                                    -----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            (5,071,307)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(4,918,514)
                                                                    -----------
                                                                    -----------


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended        February 14, 1997*
                                           October 31, 1997        Through
                                              (Unaudited)      April 30, 1997
                                              -----------      --------------
NET ASSETS at beginning of period           $  50,095,856       $           0
                                            -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net investment income                            152,793             292,369
 Net realized gain on investment transactions     323,015               5,684
 Net realized loss on foreign currency
  transactions                                    (22,036)            (16,594)
 Net unrealized depreciation on:
   Investments                                 (5,370,769)           (185,400)
   Foreign currency transactions                   (1,517)               (203)
                                            -------------       -------------
 Net increase (decrease) in net assets
  from operations                              (4,918,514)             95,856
                                            -------------       -------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                198,000          50,000,000
 Paid in capital from subscription and
   redemption fees                                  2,000             155,930
                                            -------------       -------------
 Total increase in net assets from
   capital share transactions                     200,000          50,000,000
                                            -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS          (4,718,514)         50,095,856
                                            -------------       -------------
NET ASSETS at end of period (includes
  undistributed net investment              $  45,377,342       $  50,095,856
  income of $428,568 and $275,775,          -------------       -------------
  respectively)                             -------------       -------------


OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
 Shares sold                                       19,002           5,000,000
                                            -------------       -------------
 Net share transactions                            19,002           5,000,000
                                            -------------       -------------
                                            -------------       -------------


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                 Six Months
                                                    Ended       February 14, 1997*
                                               October 31, 1997      Through
                                                 (Unaudited)      April 30, 1997
                                                 -----------      --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $      10.020     $       10.000

Net investment income                                   0.030              0.055
Net realized and unrealized loss on investment
 and foreign currency transactions                     (1.010)            (0.035)
                                                -------------     --------------
Total from investment operations                       (0.980)             0.020
                                                -------------     --------------
Net asset value, end of period                  $       9.040     $       10.020
                                                -------------     --------------
                                                -------------     --------------

TOTAL INVESTMENT RETURN (1) (2)                         (9.78)%            0.20%
                                                -------------     --------------
                                                -------------     --------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                       $  45,377,342     $   50,095,856
Operating expenses to average net
  assets (Note C)                                       1.20% (3)          1.33% (3)
Net investment income to average net assets             0.57% (3)          2.83% (3)
Portfolio turnover rate                                   51%                 0%
Average commission rate per share               $      0.0023     $       0.0022

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*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
     Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.


See notes to financial statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, $2,000 was collected in purchase premiums.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1997 were $25,722,943 and $28,767,668, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

            IDENTIFIED          GROSS UNREALIZED           NET UNREALIZED
               COST         APPRECIATION  (DEPRECIATION)    DEPRECIATION
         --------------     ------------  --------------   --------------
         $   49,650,137     $  2,990,028  $  (8,546,197)   $  (5,556,169)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997, 99% of the Fund's outstanding shares were held by one shareholder.


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                          MARTIN CURRIE BUSINESS TRUST


                             -----------------------



                             TRUSTEES  AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                            -------------------------


                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                          ----------------------------


          ----------------------------------------------------------
          The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
          ----------------------------------------------------------